Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Other Non-Current Assets

	2020 £m	2019 £m
Amounts receivable under insurance contracts	756	743
Pension schemes in surplus	183	127
Other receivables	102	150

	1,041	1,020